Schedule of Cash and Cash Equivalents (Details) - Scienture Inc [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Balances with banks	$ 116,107	$ 31,943	$ 604,813
Money market securities (Highly liquid investments)		1,091,935
Total Cash and Cash Equivalents	$ 116,106	$ 1,123,878	$ 604,813